S000040388 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	152 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Long Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.62%	(4.89%)	1.98%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
C000125446 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.24%	(5.24%)	1.56%
Performance Inception Date				Apr. 30, 2013
C000125447 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.98%	(5.48%)	1.31%
Performance Inception Date				Apr. 30, 2013